Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 147	$ 148
Restricted cash	1,161	1,139
Advance to suppliers	1	143
Inventories, net	982	2,423
Prepaid expenses and other current assets, net	28,628	28,699
Total current assets	30,919	32,552
Non-current assets:
Property and equipment, net	1,959	2,502
Intangible assets, net	17	28
Operating lease right-of-use asset	2,046	6,383
Total non-current assets	4,022	8,913
TOTAL ASSETS	34,941	41,465
Current liabilities:
Accounts payable	25,348	25,308
Advance from customers	85	85
Loans from a third party	14,582	13,417
Warrant liabilities	97	52
Accrued expenses and other current liabilities	56,178	56,821
Lease liabilities, current	1,084	2,250
Total current liabilities	102,863	103,228
Non-current liabilities:
Lease liabilities, non-current	1,293	4,804
Total non-current liabilities	1,293	4,804
TOTAL LIABILITIES	104,156	108,032
Shareholders’ equity
Additional paid-in capital	678,528	678,528
Accumulated deficit	(739,285)	(737,049)
Accumulated other comprehensive loss	(4,347)	(4,105)
Robo.ai Shareholders’ equity	(65,074)	(62,596)
Non-controlling interests	(4,141)	(3,971)
Total Shareholders’ equity	(69,215)	(66,567)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	34,941	41,465
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	4	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	26	26
Related Party
Current liabilities:
Amounts due to related parties	$ 5,489	$ 5,295